Employee Benefit Plans (Defined Contribution Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and Other Postretirement Benefit Expense [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 9.6	$ 9.0	$ 9.1